UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number:    811-21511
                                                     -----------------

                LAZARD GLOBAL TOTAL RETURN AND INCOME FUND, INC.

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               (Exact name of registrant as specified in charter)

                         c/o Lazard Asset Management LLC
                              30 Rockefeller Plaza
                            New York, New York 10112

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               (Address of principal executive offices) (Zip code)

                              Nathan A. Paul, Esq.
                              30 Rockefeller Plaza
                            New York, New York 10112

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                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 632-6000

                        Date of fiscal year end: 12/31/04

              Date of reporting period: July 1, 2003-June 30, 2004

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21511
Reporting Period: 07/01/2003 - 06/30/2004
Lazard Global Total Return & Income Fund, Inc.









=================== LAZARD GLOBAL TOTAL RETURN & INCOME FUND ===================


KAO CORP.

Ticker:                      Security ID:  485537302
Meeting Date: JUN 29, 2004   Meeting Type: Annual
Record Date:  MAY 25, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     PROPOSAL FOR APPROPRIATION OF RETAINED    For       For        Management
      EARNINGS.
2     PURCHASE OF THE COMPANY S SHARES.         For       For        Management
3     PARTIAL AMENDMENTS TO THE ARTICLES OF     For       For        Management
      INCORPORATION.
4.1   Elect  Director Takuya Goto               For       For        Management
4.2   Elect  Director Motoki Ozaki              For       For        Management
4.3   Elect  Director Toshio Hoshino            For       For        Management
4.4   Elect  Director Takahiko Kagawa           For       For        Management
4.5   Elect  Director Akio Tsuruoka             For       For        Management
4.6   Elect  Director Nobuatsu Higuchi          For       For        Management
4.7   Elect  Director Naotake Takaishi          For       For        Management
4.8   Elect  Director Shunichi Nakagawa         For       For        Management
4.9   Elect  Director Akishige Okada            For       For        Management
4.10  Elect  Director Sakie T. Fukushima        For       For        Management
4.11  Elect  Director Toshio Takayama           For       For        Management
4.12  Elect  Director Norihiko Takagi           For       For        Management
4.13  Elect  Director Takuo Goto                For       For        Management
4.14  Elect  Director Hiroshi Kanda             For       For        Management
4.15  Elect  Director Toshihide Saito           For       For        Management
5     ELECTION OF ONE (1) CORPORATE AUDITOR.    For       For        Management
6     ISSUANCE OF STOCK ACQUISITION RIGHTS AS   For       For        Management
      STOCK OPTIONS.
7     PAYMENT OF RETIREMENT ALLOWANCES TO       For       For        Management
      RETIRING DIRECTORS.

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                                   SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

         LAZARD GLOBAL TOTAL RETURN AND INCOME FUND, INC.

By:      /s/ Norman Eig
         -----------------------
         Norman Eig
         Chief Executive Officer

Date:    August 20, 2004

Pursuant to the requirements of the Investment Company Act of 1940, this Report has been signed below by the principal executive officer on behalf of the Registrant on the date indicated.

By:      /s/ Norman Eig
         -----------------------
         Norman Eig
         Chief Executive Officer

Date:    August 20, 2004



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